Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Warrants	$ 15,459	$ 106,975
Capital note	40,000	40,000
Total financial liabilities	55,459	146,975
Level 1 [Member]
Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 2 [Member]
Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Warrants
Capital note
Total financial liabilities
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Warrants	15,459	106,975
Capital note	40,000	40,000
Total financial liabilities	$ 55,459	$ 146,975